Cover	Sep. 13, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2019
Entity File Number	000-30319
Entity Registrant Name	INNOVIVA, INC.
Entity Central Index Key	0001080014
Entity Tax Identification Number	94-3265960
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 Sierra Point Parkway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	650
Local Phone Number	238-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	INVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false